TAXATION	3 Months Ended
Sep. 30, 2025
TAXATION
TAXATION

6.    TAXATION

Taxes on income in the interim periods are accrued using the tax rate that would be applicable to expected total annual earnings.

	09/30/2025	09/30/2024
Current tax expense	(4,379,313)	(1,162,366)
Deferred tax	2,296,318	2,428,775
Total	(2,082,995)	1,266,409

	09/30/2025	09/30/2024
Beginning of the period deferred tax	(25,205,940)	(25,296,930)
Charge for the period	2,296,318	2,428,775
Conversion difference	55,800	(1,074,996)
Total net deferred tax	(22,853,822)	(23,943,151)

The tax on the Group’s profit before tax differs from the theoretical amount that would arise using the weighted average tax rate applicable to profits of the consolidated entities as follow:

	09/30/2025	09/30/2024
Earning before income tax-rate	(5,365,237)	(7,464,462)
Income tax expense by applying tax rate in force in the respective countries	(210,141)	2,042,411
Share of profit or loss of subsidiaries, joint ventures and associates	69,976	(96,264)
Stock options charge	—	(68,931)
Non-deductible expenses	(1,263,978)	(544,001)
Tax inflation adjustment	(13,030)	792,693
Result of inflation effect on monetary items and other finance results	(601,279)	(859,499)
Derecognition of tax loss carryforwards	(64,543)	—
Income tax expenses	(2,082,995)	1,266,409

The income tax expense was calculated by applying the tax rate in force in the respective countries, as follows.

	September 30, 2025			September 30, 2024
	Earning	Weight		Earning	Weight
	before	average		before	average
	income	applicable	Income	income	applicable	Income
Tax jurisdiction	tax-rate	tax rate	tax	tax-rate	tax rate	tax
Low or null taxation jurisdictions	(4,632,925)	0.0%	—	1,213,563	0.0%	—
Profit-making entities	5,331,275	34.6%	(1,844,404)	2,480,831	32.2%	(798,649)
Loss-making entities	(6,063,587)	27.0%	1,634,263	(11,158,856)	25.5%	2,841,060
	(5,365,237)		(210,141)	(7,464,462)		2,042,411